UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/13

Item 1. Schedule of Investments.

Franklin High Income Trust
Statement of Investments, February 28, 2013 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.2%			
Consumer Services 0.0%†			
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$ 224,334
Materials 0.2%			
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000	—
[a,c]NewPage Holdings Inc.	United States	120,000	11,832,000
			11,832,000
Total Common Stocks and Other Equity Interests (Cost $26,971,538)			12,056,334
Preferred Stocks (Cost $8,655,000) 0.1%			
Diversified Financials 0.1%			
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,188,148
		Principal Amount	
Corporate Bonds 93.9%			
Automobiles & Components 1.9%			
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	20,000,000	16,800,000
Ford Motor Credit Co. LLC, senior note,			
6.625%, 8/15/17	United States	10,000,000	11,690,820
5.00%, 5/15/18	United States	10,000,000	11,061,440
5.75%, 2/01/21	United States	7,000,000	7,939,764
The Goodyear Tire & Rubber Co., senior note,			
8.25%, 8/15/20	United States	20,000,000	21,750,000
6.50%, 3/01/21	United States	25,200,000	25,735,500
[d]International Automotive Components Group SL, senior secured note, 144A, 9.125%, 6/01/18	United States	20,000,000	19,625,000
			114,602,524
Banks 2.2%			
CIT Group Inc., senior note,			
5.25%, 3/15/18	United States	9,000,000	9,720,000
5.375%, 5/15/20	United States	21,550,000	23,597,250
5.00%, 8/15/22	United States	33,650,000	36,184,922
[d]144A, 6.625%, 4/01/18	United States	6,925,000	7,894,500
Regions Bank, sub. note, 7.50%, 5/15/18	United States	11,500,000	14,058,750
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	40,000,000	42,050,000
			133,505,422
Capital Goods 3.7%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	35,000,000	33,425,000
[d]Allison Transmission Holdings Inc., senior note, 144A, 7.125%, 5/15/19	United States	12,500,000	13,375,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	20,000,000	23,575,000
[d]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	11,500,000	11,456,875
Meritor Inc., senior note, 10.625%, 3/15/18	United States	35,000,000	37,625,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	24,000,000	23,280,000
[d]Silver II Borrower/U.S. Holdings LLC, senior note, 144A, 7.75%, 12/15/20	Luxembourg	8,200,000	8,615,125
Terex Corp., senior note, 6.00%, 5/15/21	United States	19,700,000	20,537,250
[d]Triumph Group Inc., senior note, 144A, 4.875%, 4/01/21	United States	30,000,000	30,225,000
[d]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	23,525,000	24,348,375
			226,462,625
Commercial & Professional Services 1.9%			
[d]Algeco Scotsman Global Finance PLC,			
secured note, 144A, 8.50%, 10/15/18	United Kingdom	35,000,000	37,625,000
senior note, 144A, 10.75%, 10/15/19	United Kingdom	10,000,000	10,400,000
[b,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
[d,f]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	8,900,000	9,167,000
Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	10,000,000	11,387,500
United Rentals North America Inc.,			
senior bond, 6.125%, 6/15/23	United States	10,000,000	10,550,000
senior note, 7.625%, 4/15/22	United States	11,900,000	13,238,750
senior sub. note, 8.375%, 9/15/20	United States	18,900,000	20,884,500

UR Merger Sub Corp., senior note, 8.25%, 2/01/21	United States	5,300,000	6,035,375
			119,289,030
Consumer Durables & Apparel 2.8%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	13,400,000	15,225,750
KB Home, senior bond, 7.50%, 9/15/22	United States	35,600,000	39,916,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	21,500,000	23,811,250
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	25,000,000	27,875,000
[d]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A, 7.75%, 4/15/20	United States	28,800,000	31,104,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	35,000,000	31,762,500
			169,695,000
Consumer Services 3.5%			
[d]Caesars Entertainment Operating Co. Inc., first lien, 144A, 9.00%, 2/15/20	United States	5,000,000	4,962,500
[d]Caesars Operating Escrow LLC/Corp.,			
first lien, 144A, 9.00%, 2/15/20	United States	6,400,000	6,352,000
secured note, 144A, 9.00%, 2/15/20	United States	10,000,000	9,925,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	30,000,000	33,862,500
[d,e]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	20,000,000	12,600
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	45,000,000	48,093,750
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	30,000,000	32,550,000
6.875%, 4/01/16	United States	10,000,000	10,825,000
6.625%, 12/15/21	United States	12,950,000	13,419,437
7.75%, 3/15/22	United States	5,000,000	5,518,750
[d]144A, 6.75%, 10/01/20	United States	9,200,000	9,660,000
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	16,800,000	17,934,000
senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,850,750
[d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	18,000,000	18,045,000
			215,011,287
Diversified Financials 4.2%			
Ally Financial Inc., senior note,			
5.50%, 2/15/17	United States	15,000,000	16,336,710
7.50%, 9/15/20	United States	31,700,000	38,475,875
[g]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	60,000,000	67,901,280
CNH Capital LLC, senior note, 3.875%, 11/01/15	United States	10,000,000	10,325,000
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	22,500,000	23,568,750
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,925,000
International Lease Finance Corp.,			
senior note, 5.65%, 6/01/14	United States	10,000,000	10,500,000
[d]senior secured note, 144A, 6.75%, 9/01/16	United States	17,600,000	19,976,000
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,			
5.625%, 3/15/20	United States	6,700,000	7,035,000
5.875%, 3/15/22	United States	15,000,000	15,825,000
[d]Nuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	8,000,000	8,080,000
9.50%, 10/15/20	United States	25,300,000	25,806,000
			255,754,615
Energy 25.0%			
Access Midstream Partner LP/ACMP Finance Corp., senior note,			
5.875%, 4/15/21	United States	10,000,000	10,675,000
4.875%, 5/15/23	United States	25,000,000	24,781,250
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	15,000,000	16,425,000
7.25%, 8/01/19	United States	5,200,000	5,642,000
BreitBurn Energy Partners LP/Finance Corp.,			
senior bond, 7.875%, 4/15/22	United States	25,000,000	26,687,500
senior note, 8.625%, 10/15/20	United States	10,000,000	11,050,000
Calumet Specialty Products Partners LP/Finance Corp., senior note,			
9.375%, 5/01/19	United States	17,400,000	19,314,000
[d]144A, 9.625%, 8/01/20	United States	13,900,000	15,741,750

Franklin High Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Carrizo Oil & Gas Inc., senior note,			
8.625%, 10/15/18	United States	24,200,000	26,378,000
7.50%, 9/15/20	United States	10,100,000	10,655,500
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	15,000,000	17,325,000
8.25%, 9/01/21	United States	5,800,000	6,554,000
7.625%, 11/15/22	United States	6,700,000	7,303,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	50,000,000	53,250,000
Chesapeake Energy Corp., senior note,			
9.50%, 2/15/15	United States	5,000,000	5,675,000
6.625%, 8/15/20	United States	55,000,000	60,500,000
6.125%, 2/15/21	United States	5,000,000	5,325,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	30,000,000	30,150,000
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	5,600,000	5,950,000
7.75%, 5/15/17	France	6,800,000	7,046,500
6.50%, 6/01/21	France	25,000,000	26,125,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	8,300,000	9,067,750
8.25%, 4/01/20	United States	25,000,000	27,687,500
6.375%, 3/01/21	United States	2,600,000	2,691,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,			
8.875%, 2/15/18	United States	20,000,000	21,650,000
[d]144A, 7.125%, 6/01/22	United States	10,200,000	10,812,000
[d]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	20,150,000	20,502,625
Eagle Rock Energy Partners LP/Finance Corp., senior note,			
8.375%, 6/01/19	United States	15,000,000	15,600,000
[d]144A, 8.375%, 6/01/19	United States	17,000,000	17,680,000
El Paso Corp., senior note, 7.00%, 6/15/17	United States	10,000,000	11,429,050
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	45,000,000	51,637,500
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	28,000,000	31,780,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	21,100,000	24,131,922
[d]EPL Oil & Gas Inc., senior note, 144A, 8.25%, 2/15/18	United States	23,925,000	25,061,438
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	40,000,000	42,200,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	28,000,000	27,930,000
[d]Halcon Resources Corp., senior note, 144A,			
9.75%, 7/15/20	United States	17,000,000	18,848,750
8.875%, 5/15/21	United States	15,900,000	17,172,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	30,000,000	33,264,150
Kodiak Oil & Gas Corp., senior note,			
8.125%, 12/01/19	United States	20,000,000	22,600,000
[d]144A, 5.50%, 1/15/21	United States	9,900,000	10,258,875
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	5,000,000	5,200,000
8.625%, 4/15/20	United States	22,000,000	24,447,500
7.75%, 2/01/21	United States	12,000,000	13,020,000
[d]144A, 6.25%, 11/01/19	United States	11,000,000	11,275,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,			
8.875%, 4/01/18	United States	13,134,000	14,119,050
[d]144A, 7.25%, 2/15/21	United States	26,100,000	26,491,500
Oasis Petroleum Inc., senior note,			
6.50%, 11/01/21	United States	5,000,000	5,425,000
6.875%, 1/15/23	United States	10,000,000	11,000,000
Offshore Group Investment Ltd.,			
[d]first lien, 144A, 7.50%, 11/01/19	United States	31,400,000	32,538,250
senior secured note, 11.50%, 8/01/15	United States	10,000,000	10,925,000
[d]PBF Holding Co. LLC, first lien, 144A, 8.25%, 2/15/20	United States	40,400,000	44,137,000
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	6,900,000	7,900,500
6.00%, 11/15/18	United States	15,000,000	16,012,500
6.50%, 9/15/20	United States	12,500,000	13,343,750
6.25%, 11/15/21	United States	17,000,000	17,765,000
[d]Penn Virginia Resource Partners LP/Finance Corp. II, senior note, 144A, 8.375%, 6/01/20	United States	21,200,000	22,472,000

Plains Exploration & Production Co., senior note,			
7.625%, 6/01/18	United States	27,000,000	28,485,000
6.125%, 6/15/19	United States	10,000,000	11,100,000
6.75%, 2/01/22	United States	9,200,000	10,488,000
6.875%, 2/15/23	United States	10,000,000	11,575,000
QEP Resources Inc., senior note,			
5.375%, 10/01/22	United States	25,000,000	26,312,500
5.25%, 5/01/23	United States	11,500,000	11,960,000
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	35,000,000	37,275,000
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	20,000,000	19,300,000
9.125%, 8/15/19	United States	15,000,000	13,800,000
[d]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	30,200,000	31,219,250
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	45,000,000	48,093,750
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	5,000,000	5,400,000
7.50%, 3/15/21	United States	2,700,000	2,835,000
8.125%, 10/15/22	United States	9,300,000	10,055,625
7.50%, 2/15/23	United States	4,000,000	4,210,000
[d]144A, 8.00%, 6/01/18	United States	28,000,000	29,597,400
SESI LLC, senior note, 6.375%, 5/01/19	United States	11,700,000	12,606,750
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	33,300,000	35,131,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,700,000	43,752,500
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	30,000,000	31,650,000
			1,535,477,385
Food & Staples Retailing 0.7%			
[d]Chiquita Brands International Inc./LLC, secured note, 144A, 7.875%, 2/01/21	United States	19,700,000	20,094,000
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	20,000,000	22,800,000
			42,894,000
Food, Beverage & Tobacco 2.2%			
[d]Agrokor DD, senior note, 144A, 8.875%, 2/01/20	Croatia	9,500,000	10,634,062
[d,e,h]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Russia	8,450,000	5,788,250
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	55,000,000	57,337,500
JBS USA LLC/Finance Inc., senior note,			
11.625%, 5/01/14	United States	15,000,000	16,631,250
[d]144A, 8.25%, 2/01/20	United States	32,400,000	35,073,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., senior note, 8.25%, 9/01/17	United States	10,700,000	11,502,500
			136,966,562
Health Care Equipment & Services 6.2%			
[d]Alere Inc., senior note, 144A, 7.25%, 7/01/18	United States	37,000,000	38,942,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note, 7.75%, 2/15/19	United States	25,700,000	27,691,750
CHS/Community Health Systems Inc.,			
senior note, 8.00%, 11/15/19	United States	32,500,000	36,034,375
senior note, 7.125%, 7/15/20	United States	13,300,000	14,347,375
senior secured note, 5.125%, 8/15/18	United States	12,700,000	13,382,625
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	19,300,000	20,216,750
DJO Finance LLC/DJO Finance Corp.,			
second lien, 8.75%, 3/15/18	United States	9,900,000	10,976,625
senior note, 7.75%, 4/15/18	United States	10,000,000	10,000,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	20,000,000	21,925,000
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	20,000,000	21,650,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	10,000,000	11,050,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	6,300,000	6,906,375
senior note, 8.00%, 10/01/18	United States	5,000,000	5,862,500
senior note, 7.50%, 2/15/22	United States	8,100,000	9,335,250
senior note, 5.875%, 5/01/23	United States	35,000,000	36,356,250
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,783,750
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,668,750
senior secured note, 5.875%, 3/15/22	United States	30,000,000	32,400,000
[d]Hologic Inc., senior note, 144A, 6.25%, 8/01/20	United States	13,750,000	14,575,000
MedAssets Inc., senior note, 8.00%, 11/15/18	United States	15,000,000	16,500,000

Franklin High Income Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

United Surgical Partners International Inc., senior note, 9.00%, 4/01/20	United States	12,200,000	13,786,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	368,000	287,960
			383,678,835
Materials 10.2%			
[d]Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19	United States	13,900,000	14,803,500
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	17,500,000	18,554,550
[d]Ardagh Packaging Finance PLC,			
senior note, 144A, 9.125%, 10/15/20	Luxembourg	6,100,000	6,679,500
senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	5,000,000	5,462,535
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,			
first lien, senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	5,900,000	6,431,000
secured note, 144A, 4.875%, 11/15/22	Luxembourg	3,200,000	3,172,000
senior note, 144A, 9.125%, 10/15/20	Luxembourg	12,700,000	13,906,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	10,400,000	10,432,500
[d]Ashland Inc., senior note, 144A,			
3.875%, 4/15/18	United States	11,000,000	11,220,000
4.75%, 8/15/22	United States	9,650,000	9,867,125
[d]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	7,100,000	8,289,250
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	50,000,000	56,363,000
[d]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	12,100,000	12,644,500
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	20,000,000	19,850,000
Exopack Holding Corp., senior note, 10.00%, 6/01/18	United States	20,000,000	19,150,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	9,200,000	9,654,802
6.00%, 4/01/17	Australia	5,000,000	5,237,500
6.875%, 2/01/18	Australia	25,000,000	26,531,250
8.25%, 11/01/19	Australia	15,000,000	16,650,000
6.875%, 4/01/22	Australia	5,000,000	5,368,750
[d]Ineos Finance PLC, senior secured note, 144A,			
9.00%, 5/15/15	United Kingdom	15,000,000	15,937,500
8.375%, 2/15/19	United Kingdom	5,000,000	5,487,500
7.50%, 5/01/20	United Kingdom	8,600,000	9,309,500
[d]Ineos Group Holdings Ltd., senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	27,000,000	27,573,750
[d]Inmet Mining Corp., senior note, 144A,			
8.75%, 6/01/20	Canada	40,000,000	43,700,000
7.50%, 6/01/21	Canada	5,500,000	5,885,000
[d]Kinove German Bondco GmbH, senior secured note, 144A, 9.625%, 6/15/18	Germany	15,533,000	17,212,506
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	30,000,000	31,312,500
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	15,000,000	16,462,500
8.75%, 12/15/20	Canada	14,700,000	16,537,500
[d,f]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	14,100,000	14,100,000
[d]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	11,600,000	12,238,000
Reynolds Group Issuer Inc./LLC/SA,			
first lien, 5.75%, 10/15/20	United States	23,600,000	24,426,000
senior note, 8.50%, 5/15/18	United States	32,000,000	33,840,000
senior note, 9.00%, 4/15/19	United States	2,300,000	2,449,500
senior note, 9.875%, 8/15/19	United States	7,500,000	8,231,250
senior note, 8.25%, 2/15/21	United States	10,000,000	10,375,000
senior secured note, 7.875%, 8/15/19	United States	10,000,000	11,100,000
[d]Sealed Air Corp., senior note, 144A,			
8.125%, 9/15/19	United States	9,100,000	10,260,250
6.50%, 12/01/20	United States	8,900,000	9,723,250
8.375%, 9/15/21	United States	7,000,000	8,015,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	12,750,000	13,272,750
			627,717,518
Media 6.8%			
AMC Networks Inc., senior note, 7.75%, 7/15/21	United States	11,500,000	13,110,000
[d]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18	United States	10,000,000	11,000,000
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	15,000,000	17,475,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
7.875%, 4/30/18	United States	4,100,000	4,397,250
8.125%, 4/30/20	United States	5,000,000	5,593,750
6.50%, 4/30/21	United States	10,000,000	10,700,000

5.125%, 2/15/23	United States	15,000,000	14,700,000
Clear Channel Communications Inc.,			
[d]first lien, 144A, 11.25%, 3/01/21	United States	10,000,000	10,025,000
senior note, 9.00%, 3/01/21	United States	45,000,000	40,950,000
Clear Channel Worldwide Holdings Inc.,			
[d]senior note, 144A, 6.50%, 11/15/22	United States	6,500,000	6,873,750
[d]senior note, 144A, 6.50%, 11/15/22	United States	3,500,000	3,675,000
senior sub. note, 7.625%, 3/15/20	United States	25,000,000	26,000,000
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,699,500
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	5,000,000	5,775,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	25,000,000	27,406,250
DISH DBS Corp.,			
[d]senior bond, 144A, 5.00%, 3/15/23	United States	5,000,000	4,987,500
senior note, 7.125%, 2/01/16	United States	35,000,000	39,112,500
senior note, 6.75%, 6/01/21	United States	5,000,000	5,587,500
senior note, 5.875%, 7/15/22	United States	30,000,000	31,800,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	20,000,000	22,800,000
[d]Nara Cable Funding Ltd., senior note, 144A, 8.875%, 12/01/18	Spain	4,900,000	5,145,000
[f]Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	United States	20,855,607	21,064,163
[d]Univision Communications Inc.,			
senior secured bond, 144A, 6.75%, 9/15/22	United States	23,850,000	25,877,250
senior secured note, 144A, 6.875%, 5/15/19	United States	20,000,000	21,600,000
senior secured note, 144A, 7.875%, 11/01/20	United States	5,000,000	5,556,250
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	30,000,000	32,325,000
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	4,700,000	5,084,813
			420,320,476
Pharmaceuticals, Biotechnology & Life Sciences 3.0%			
Endo Health Solutions Inc., senior note, 7.00%, 7/15/19	United States	5,800,000	6,322,000
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	25,000,000	27,562,500
[d]inVentiv Health Inc., senior note, 144A,			
9.00%, 1/15/18	United States	20,275,000	21,187,375
10.00%, 8/15/18	United States	23,825,000	20,906,438
[d,f]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	25,090,000	26,940,387
[d]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	9,200,000	10,603,000
[d]Par Pharmaceutical Cos. Inc., senior note, 144A, 7.375%, 10/15/20	United States	23,550,000	24,403,687
[d]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	7,800,000	8,414,250
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	32,800,000	35,465,000
			181,804,637
Real Estate 0.1%			
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	4,778,000	4,772,028
Retailing 0.9%			
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	15,000,000	16,875,000
Michael's Stores Inc., senior note, 7.75%, 11/01/18	United States	34,700,000	38,039,875
			54,914,875
Semiconductors & Semiconductor Equipment 1.4%			
Freescale Semiconductor Inc.,			
senior note, 8.05%, 2/01/20	United States	30,000,000	31,500,000
senior note, 10.75%, 8/01/20	United States	11,610,000	13,032,225
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	15,000,000	16,575,000
[d]NXP BV/NXP Funding LLC, senior note, 144A, 5.75%, 2/15/21	Netherlands	25,000,000	25,687,500
			86,794,725
Software & Services 2.9%			
[d]Ceridian Corp., secured note, 144A, 8.875%, 7/15/19	United States	15,000,000	16,987,500
First Data Corp.,			
senior bond, 12.625%, 1/15/21	United States	25,000,000	26,781,250
senior note, 9.875%, 9/24/15	United States	2,414,000	2,495,472
[d]senior note, 144A, 11.25%, 1/15/21	United States	15,000,000	15,375,000
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	37,000,000	38,017,500
Sitel LLC/Finance Corp.,			
senior note, 11.50%, 4/01/18	United States	16,000,000	10,320,000
[d]senior secured note, 144A, 11.00%, 8/01/17	United States	10,000,000	10,600,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	12,825,000	13,530,375

West Corp., senior note, 7.875%, 1/15/19	United States	39,200,000		41,160,000
				175,267,097
Technology Hardware & Equipment 1.2%				
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	37,325,000		41,337,438
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	30,000,000		32,700,000
				74,037,438
Telecommunication Services 9.0%				
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	40,000,000		40,761,480
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	40,000,000		40,900,000
Crown Castle International Corp., senior bond,				
7.125%, 11/01/19	United States	1,500,000		1,650,000
[d]144A, 5.25%, 1/15/23	United States	15,400,000		15,842,750
[d]CyrusOne LP/Finance Corp., senior note, 144A, 6.375%, 11/15/22	United States	10,400,000		10,998,000
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	31,600,000		33,950,250
[d,i]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000		24,339,000
[d]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	25,000,000		28,171,875
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	25,000,000		28,250,000
8.75%, 4/15/22	United States	15,000,000		16,950,000
7.125%, 1/15/23	United States	10,000,000		10,312,500
Intelsat Jackson Holdings SA, senior note,				
7.25%, 10/15/20	Luxembourg	20,100,000		21,632,625
7.50%, 4/01/21	Luxembourg	35,000,000		38,062,500
[d]144A, 6.625%, 12/15/22	Luxembourg	24,800,000		25,063,500
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	5,650,000		6,010,188
[d]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000		13,668,000
[d]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000		1,561,875
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	5,700,000		6,177,375
[b,e]RSL Communications PLC,				
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000		489,500
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000		87,500
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	40,000,000		46,600,000
6.00%, 11/15/22	United States	7,500,000		7,612,500
[d]144A, 9.00%, 11/15/18	United States	40,000,000		49,700,000
[d]144A, 7.00%, 3/01/20	United States	9,800,000		11,490,500
[d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	40,000,000		42,650,000
[d,f]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,				
7/15/17	Italy	7,211,635	EUR	9,597,881
7/15/17	Italy	4,780,937		4,950,029
Zayo Group LLC/Zayo Capital Inc., senior secured note, first lien, 8.125%, 1/01/20	United States	13,200,000		14,817,000
				552,296,828
Transportation 1.7%				
[d,h]CEVA Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	6,600,000		6,963,000
8.375%, 12/01/17	United Kingdom	14,900,000		15,533,250
11.50%, 4/01/18	United Kingdom	15,000,000		13,912,500
[d]HDTFS Inc., senior note, 144A, 5.875%, 10/15/20	United States	4,500,000		4,702,500
Hertz Corp., senior note,				
7.50%, 10/15/18	United States	15,000,000		16,462,500
6.75%, 4/15/19	United States	21,800,000		23,598,500
[d]144A, 6.75%, 4/15/19	United States	5,000,000		5,412,500
Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%,				
1/15/17	United States	15,000,000		16,031,250
				102,616,000
Utilities 2.4%				
[d]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	9,010,000		9,978,575
7.50%, 2/15/21	United States	20,762,000		22,682,485
7.875%, 1/15/23	United States	8,974,000		9,983,575
[d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	40,000,000		38,400,000
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	62,175,000		46,942,125

Franklin High Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[d]Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17	United Kingdom	20,000,000	20,925,000
			148,911,760
Total Corporate Bonds (Cost $5,432,966,399)			5,762,790,667
[j]Senior Floating Rate Interests 0.8%			
Capital Goods 0.3%			
Navistar Inc., Tranche B Term Loan, 7.00%, 8/17/17	United States	16,957,500	17,215,322
Media 0.3%			
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	15,000,000	15,412,500
Univision Communications Inc., Initial Term Loan, 2.204%, 9/29/14	United States	3,034,605	3,043,805
			18,456,305
Utilities 0.2%			
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.699% - 4.792%, 10/10/17	United States	19,083,845	12,987,244
Total Senior Floating Rate Interests (Cost $50,223,458)			48,658,871
Total Investments before Short Term Investments (Cost $5,518,816,395)			5,832,694,020
		Shares	
Short Term Investments (Cost $221,988,430) 3.6%			
Money Market Funds 3.6%			
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	221,988,430	221,988,430
Total Investments (Cost $5,740,804,825) 98.6%			6,054,682,450
Other Assets, less Liabilities 1.4%			82,732,062
Net Assets 100.0%			$ 6,137,414,512

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2013, the aggregate value of these securities was $802,239, representing 0.01% of net assets.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2013, the aggregate value of these securities was $2,312,460,113, representing 37.68% of net assets.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]Income may be received in additional securities and/or cash.
[g]Perpetual security with no stated maturity date.
[h]At February 28, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[i]Security purchased on a when-issued basis.
[j]The coupon rate shown represents the rate at period end.
[k]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin High Income Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

At February 28, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	1,125,000	$1,499,760	4/04/13	$ -	$ (30,073)
Euro	DBAB	Sell	3,700,000	4,942,830	4/04/13	109,191	-
Euro	DBAB	Sell	4,700,000	6,207,290	12/18/13	52,744	-
Unrealized appreciation (depreciation)						161,935	(30,073)
Net unrealized appreciation (depreciation)						$ 131,862	

At February 28, 2013, the Fund had the following credit default swaps contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid / (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.19	FBCO	$ 50,000,000	5.00%	12/20/17	$ (186,709)	$ 2,045,475	$ -	$ 1,858,766	Non Investment Grade
Net unrealized appreciation (depreciation)						$ 2,045,475			

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
FBCO	(1,619,555)
Total collateral for credit default swaps	$ (1,619,555)

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

ABBREVIATIONS

Counterparty

DBAB -Deutsche Bank AG

FBCO -Credit Suisse Group AG

Currency

EUR -Euro

Selected Portfolio

FRN - Floating Rate Note

PIK - Payment-in-Kind

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$	5,749,906,915
Unrealized appreciation	$	410,228,366
Unrealized depreciation		(105,452,831)
Net unrealized appreciation (depreciation)	$	304,775,535

5. RESTRICTED SECURITIES

At February 28, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
120,000	* NewPage Holdings Inc. (Value is 0.19% of Net Assets)	9/17/09 - 12/02/10	$ 26,814,230	$ 11,832,000

* The Fund also invests in unrestricted securties or other investments in the issuer, valued at $- as of February 28, 2013.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

A summary of the inputs used as of February 28, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ -	$ 224,334	$ 224,334
Materials	-	-	11,832,000 [b]	11,832,000
Other Equity Investments[c]	9,188,148	-	-	9,188,148
Corporate Bonds	-	5,762,212,762	577,905	5,762,790,667
Senior Floating Rate Interests	-	48,658,871	-	48,658,871
Short Term Investments	221,988,430	-	-	221,988,430
Total Investments in Securities	$ 231,176,578	$ 5,810,871,633	$ 12,634,239	$ 6,054,682,450
Swaps	$ -	$ 2,045,475	$ -	$ 2,045,475
Forward Exchange Contracts	-	161,935	-	161,935
Liabilities:				
Forward Exchange Contracts	-	30,073	-	30,073

[a]Includes common and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at February 28, 2013.
[c]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date April 26, 2013